UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JANUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 87.8%
	Shares	Value
CONSUMER DISCRETIONARY — 10.3%
Big Lots	9,139	$456,950
BJ’s Restaurants*	10,987	390,588
Brinker International	8,055	358,448
Buffalo Wild Wings*	2,723	411,173
Carter’s	4,594	384,748
Cheesecake Factory	7,457	449,359
Cooper Tire & Rubber	14,048	509,240
Dave & Buster’s Entertainment*	9,592	522,379
Five Below*	10,554	420,577
Leggett & Platt	10,108	482,354
New York Times, Cl A	37,261	503,023
Pool	4,794	506,055
Regal Entertainment Group, Cl A	18,440	417,850
Sally Beauty Holdings*	15,290	363,902
Texas Roadhouse, Cl A	9,789	456,559
Thor Industries	5,001	517,604
Wendy’s	36,959	500,055

		7,650,864

CONSUMER STAPLES — 4.3%
Dean Foods	21,722	431,399
Edgewell Personal Care*	6,736	531,066
Flowers Foods	25,557	513,951
Sanderson Farms	4,408	401,128
TreeHouse Foods*	4,534	344,040
USANA Health Sciences*	8,808	548,739
Vector Group	18,941	417,838

		3,188,161

FINANCIALS — 24.4%
AllianceBernstein Holding(A)	22,802	532,427
AMERISAFE	8,724	550,048
Arthur J Gallagher	9,614	517,522
Associated Banc-Corp	19,539	494,337
Bank of the Ozarks	10,731	588,809
BankUnited	13,611	519,940
Brown & Brown	11,085	467,011
Columbia Banking System	12,012	477,597
Commerce Bancshares	8,359	472,534
Cullen/Frost Bankers	5,219	466,579
CYS Investments REIT	46,014	348,326
Eaton Vance	11,313	474,354
Employers Holdings	13,843	504,577
Evercore Partners, Cl A	7,379	571,503
Federated Investors, Cl B	14,690	382,087
First American Financial	10,155	381,625
First Commonwealth Financial	39,039	551,231

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
First Horizon National	25,739	$514,780
FNB	30,347	453,384
Hilltop Holdings	16,442	450,182
Home BancShares	18,440	496,774
Hope Bancorp	24,575	513,863
IBERIABANK	6,041	496,268
Investors Bancorp	32,352	464,251
Morningstar	7,394	563,053
Northwest Bancshares	27,446	468,503
Selective Insurance Group	23,405	975,989
Sterling Bancorp	22,035	525,535
Umpqua Holdings	25,958	475,291
United Bankshares	10,521	471,341
Universal Insurance Holdings	18,929	494,993
Validus Holdings	7,762	442,434
Washington Federal	14,555	478,132
Webster Financial	9,818	515,641
WisdomTree Investments	46,635	480,341
WR Berkley	7,546	507,167

		18,088,429

HEALTH CARE — 4.5%
LifePoint Health*	6,627	393,312
Masimo*	8,044	591,877
Merit Medical Systems*	18,070	458,978
NuVasive*	6,640	469,913
Owens & Minor	13,964	501,029
Patterson	9,287	386,432
Taro Pharmaceutical Industries*	5,106	533,526

		3,335,067

INDUSTRIALS — 12.5%
Allison Transmission Holdings	28,368	992,312
AO Smith	10,432	508,560
Beacon Roofing Supply*	9,434	412,926
Comfort Systems USA	13,748	465,370
Hexcel	8,719	447,721
IDEX	5,510	496,782
Interface, Cl A	53,995	982,709
Kirby*	6,728	433,620
Knight Transportation	13,560	452,904
Landstar System	5,575	471,645
Lydall*	8,640	527,039
Robert Half International	10,599	498,789
Trex*	8,158	552,541
Universal Forest Products	5,239	532,859
Werner Enterprises	16,492	463,425
WESCO International*	7,318	517,383

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Xylem	10,032	$494,678

		9,251,263

INFORMATION TECHNOLOGY — 17.4%
Arrow Electronics*	6,999	514,566
Aspen Technology*	8,055	427,801
Avnet	10,437	484,694
Booz Allen Hamilton Holding, Cl A	13,017	440,235
Cadence Design Systems*	19,546	508,782
CoreLogic*	9,319	328,681
Fair Isaac	4,553	561,386
FLIR Systems	12,048	425,656
Guidewire Software*	6,904	361,286
Integrated Device Technology*	22,317	562,165
InterDigital	5,882	549,379
InterXion Holding*	10,654	409,433
Keysight Technologies*	13,560	502,669
Leidos Holdings	9,541	461,021
Manhattan Associates*	10,139	519,725
Mellanox Technologies*	9,139	432,732
Methode Electronics	13,112	551,361
MKS Instruments	7,862	518,106
National Instruments	16,130	506,805
NIC	22,945	552,974
Rambus*	32,538	422,343
Silicon Laboratories*	6,616	431,363
Synopsys*	8,403	528,465
Syntel	19,733	415,577
Ubiquiti Networks*	9,398	586,435
Viavi Solutions*	60,418	540,741
WebMD Health, Cl A*	8,073	402,762

		12,947,143

MATERIALS — 3.5%
Bemis	10,406	506,980
Eagle Materials	10,294	1,076,547
Graphic Packaging Holding	42,882	536,454
RPM International	9,240	482,882

		2,602,863

REAL ESTATE — 6.9%
CoreSite Realty REIT	5,379	463,293
Corporate Office Properties Trust REIT	16,037	510,297
CubeSmart REIT	15,214	382,328
DCT Industrial Trust REIT	8,484	379,150
DuPont Fabros Technology REIT	9,719	461,458
Education Realty Trust REIT	9,313	374,476
First Industrial Realty Trust	15,018	388,215
HFF, Cl A	18,113	537,594

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP
HEDGED EQUITY FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — continued
Hospitality Properties Trust REIT	14,497	$451,292
Life Storage REIT	4,918	400,571
Medical Properties Trust REIT	28,453	362,776
QTS Realty Trust, Cl A REIT	8,630	434,866

		5,146,316

TELECOMMUNICATION SERVICES — 0.6%
Telephone & Data Systems	15,350	470,478

UTILITIES — 3.4%
Great Plains Energy	13,946	384,212
Hawaiian Electric Industries	13,445	450,138
MDU Resources Group	15,133	444,154
New Jersey Resources	11,683	440,449
PNM Resources	12,074	415,346
Portland General Electric	9,089	396,371

		2,530,670

TOTAL COMMON STOCK (Cost $59,530,257)		65,211,254

TOTAL INVESTMENTS — 87.8% (Cost $59,530,257)†		$65,211,254

A list of the open futures contracts held by the Fund at January 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	66	Mar-2017	$48

Percentages are based on Net Assets of $74,238,740.
*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At January 31, 2017, these securities amounted to $532,427 or 0.7% of net assets.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $59,530,257, and the unrealized appreciation and depreciation were $6,734,613 and $(1,053,616), respectively.

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

As of January 31, 2017, all of the Fund’s investments and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-001-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017